SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
SHARE-BASED COMPENSATION
Total	¥ 98,833	¥ 126,830
Facilitation, origination and servicing expenses
SHARE-BASED COMPENSATION
Total	34,704	30,893
Sales and marketing expenses
SHARE-BASED COMPENSATION
Total	525	5,565
General and administrative expenses
SHARE-BASED COMPENSATION
Total	¥ 63,604	¥ 90,372